Income Taxes - Schedule of Cash Paid, Net of Refunds (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
U.S. Federal	$ 17,348
State	11,203
Foreign
Total	89,770	$ 106,900	$ 72,124
Canada
Foreign
Foreign	8,376
United Kingdom
Foreign
Foreign	6,033
United Arab Emirates
Foreign
Foreign	5,285
Australia
Foreign
Foreign	4,904
India
Foreign
Foreign	4,879
Other foreign
Foreign
Foreign	$ 31,742